Condensed Consolidated Balance Sheet - USD ($)	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
CURRENT ASSETS
Accounts receivables	$ 62,248	$ 24,174
Other receivables, prepayments and deposits	26,575	4,873
Amount due from related parties	259,036	116,021
Cash and cash equivalents	623,234	360,806	10
Total Current Assets	971,093	505,874	10
NON-CURRENT ASSETS
Plant and equipment, net	164,379	7,204
Investment, net	53
Total Non-Current Assets	164,432	7,204
TOTAL ASSETS	1,135,525	513,078	10
CURRENT LIABILITIES
Accounts payables	12,505	7,774
Other payables and accrued liabilities	65,330	80,971
Deferred Income, net	130,847	83,130
Amounts due to a director	1,528	1,499
Total Current Liabilities	210,210	173,374
TOTAL LIABILITIES	210,210	173,374
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value, 200,000,000 shares authorized, None issued and outstanding
Common stock, $0.0001 par value, 600,000,000 shares authorized, 112,085,000, 109,000,000 and 100,000 shares issued and outstanding as of December 31, 2017, March 31, 2017 and March 31, 2016 respectively.	11,209	10,900	10
Additional paid-in capital	1,328,041	557,100
Accumulated other comprehensive (loss)/income	(13,418)	6,566
Accumulated losses	(399,290)	(234,862)
TOTAL STOCKHOLDERS' EQUITY	926,542	339,704	10
NON-CONTROLLING INTEREST	(1,227)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,135,525	$ 513,078	$ 10